6. Equity and Stock-based Compensation: Schedule of Share-based Compensation, Stock Options, Activity (Tables)	12 Months Ended
Mar. 31, 2017
Tables/Schedules
Schedule of Share-based Compensation, Stock Options, Activity

	Option Shares	Weighted average exercise price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	#	$	(years)	$

Outstanding, April 1, 2014	$ 8,255,000	0.20	2.0	$ -
Granted	-
Exercised	-
Cancelled/Expired	-
Outstanding, March 31, 2015	8,255,000	0.20	1.0	$ -
Granted	10,100,000	0.06	5.0
Exercised	-
Cancelled/Expired	(8,255,000)	0.20
Outstanding, March 31, 2016	10,100,000	0.06	4.75	$ -
Granted	-	-
Exercised	-	-
Cancelled/Expired	(3,600,000)	0.06

Outstanding, March 31, 2017	$ 6,500,000	$ 0.06	3.75	$ -

Exercisable, March 31, 2017	$ 6,500,000